Russian-Ukrainian Conflict	12 Months Ended
Dec. 31, 2022
Russian Ukrainian Conflict [Abstract]
Russian-Ukrainian Conflict

Note 12 – Russian-Ukrainian Conflict

The Russian invasion of Ukraine and resulting a response from other nations have impacted, and are expected to continue to impact, our business in near term. Russia’s invasion of Ukraine has elevated geopolitical tensions and security concerns as well as having recently created some inflationary pressures. Our engineering and product data development team as well as back office and part of its customer service center are in Ukraine. Therefore, the conflict in Ukraine could have a material adverse effect on our business, financial condition, and results of operations. The conflict could have a material adverse effect upon the Company in the future.

Since the onset of the active conflict on February 24, 2022, most of our contractors have been able to continue their work, although at a reduced capacity and/or schedule.

Our websites and call centers have continued to function but could be more negatively impacted in the future. Some of our contractors have moved outside of Ukraine to neighboring countries where they continue to work remotely.  Some of our contractors who have remained in Ukraine have moved to other areas in Ukraine, but their ability to continue work is subject to significant uncertainty and potential disruptions.

The situation in Ukraine is highly complex and continues to evolve. We cannot provide any assurance that our outsourced teams in Ukraine will be able to provide efficient and uninterrupted services, which could have an adverse effect on our operations and business. In addition, our ability to maintain adequate liquidity for our operations is dependent on a number of factors, including our revenue and earnings, which could be significantly impacted by the conflict in Ukraine. Further, any major breakdown or closure of utility services, any major threat to civilians or any international banking disruption could materially impact the operations and liquidity of the Company. The Company will continue monitoring the military, social, political, regulatory and economic environment in Ukraine and Russia, and will consider further actions as appropriate.